UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23723

Strategic Trust
(Exact name of registrant as specified in charter)

7887 East Belleview Avenue, Suite 1100

Denver, CO 80111
(Address of principal executive offices) (Zip code)

Kevin Kelly

7887 East Belleview Avenue, Suite 1100

Denver, CO 80111
(Name and address of agent for service)

(800) 658-1070

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2025

Date of reporting period: February 28, 2025

Item 1. Reports to Stockholders.

(a)

Running Oak Efficient Growth ETF
RUNN (Principal U.S. Listing Exchange: NASDAQ )
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Running Oak Efficient Growth ETF for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.runningoaketfs.com/fund. You can also request this information by contacting us at 1-800-658-1070.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Running Oak Efficient Growth ETF	$29	0.58%
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$304,948,937
Number of Holdings	58
Portfolio Turnover	10%
Visit https://www.runningoaketfs.com/fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  February 28, 2025)
Industry Breakdown (%)

Top 10 Securities	(%)
Intercontinental Exchange, Inc.	2.0%
Arthur J Gallagher & Co.	2.0%
SS&C Technologies Holdings, Inc.	2.0%
Fiserv, Inc.	2.0%
Visa, Inc. - Class A	2.0%
Brown & Brown, Inc.	2.0%
RB Global, Inc.	2.0%
Republic Services, Inc.	2.0%
Roper Technologies, Inc.	2.0%
Marsh & McLennan Cos, Inc.	1.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.runningoaketfs.com/fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Running Oak Efficient Growth ETF documents not be householded, please contact Running Oak Efficient Growth ETF at 1-800-658-1070, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Running Oak Efficient Growth ETF or your financial intermediary.
Running Oak Efficient Growth ETF	PAGE 1	TSR-SAR-48817R870

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Running Oak Efficient Growth ETF
Core Financial Statements
February 28, 2025
(Unaudited)

Running Oak Efficient Growth ETF
Schedule of Investments
February 28, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.0%
Consumer Discretionary Products — 1.2%
Deckers Outdoor Corp.(a)	25,681	$3,578,904
Consumer Discretionary Services — 3.7%
Darden Restaurants, Inc.	28,744	5,762,022
Texas Roadhouse, Inc.	29,349	5,402,858
		11,164,880
Financial Services — 9.7%
Broadridge Financial Solutions, Inc.	23,521	5,673,735
FactSet Research Systems, Inc.	11,474	5,298,005
Fiserv, Inc.(a)	26,207	6,176,728
Intercontinental Exchange, Inc.	36,030	6,241,477
Visa, Inc. - Class A	16,972	6,155,914
		29,545,859
Health Care — 15.6%
Alcon AG	62,538	5,784,765
Becton Dickinson & Co.	22,281	5,025,034
Boston Scientific Corp.(a)	55,574	5,768,025
Cigna Group	18,771	5,797,423
ICON PLC(a)	24,123	4,583,853
IQVIA Holdings, Inc.(a)	25,696	4,851,405
STERIS PLC	25,473	5,585,210
Stryker Corp.	14,430	5,572,722
UnitedHealth Group, Inc.	9,618	4,568,165
		47,536,602
Industrial Products — 20.4%
AMETEK, Inc.	29,542	5,592,301
Curtiss-Wright Corp.	14,927	4,801,419
Eaton Corp. PLC	15,419	4,522,701
Franklin Electric Co, Inc.	55,009	5,619,169
General Dynamics Corp.	20,112	5,080,291
Graco, Inc.	64,049	5,576,747
Honeywell International, Inc.	24,021	5,113,831
Ingersoll Rand, Inc.	58,842	4,988,625
ITT, Inc.	37,359	5,276,585
nVent Electric PLC	76,180	4,596,701
Parker-Hannifin Corp.	8,289	5,541,279
Toro Co.	66,619	5,343,510
		62,053,159

	Shares	Value
Industrial Services — 17.3%
Automatic Data Processing, Inc.	18,177	$5,729,027
EMCOR Group, Inc.	11,215	4,585,926
FTI Consulting, Inc.(a)	27,136	4,493,722
Jacobs Solutions, Inc.	39,350	5,041,128
Norfolk Southern Corp.	22,118	5,435,498
RB Global, Inc.	59,009	6,041,341
Republic Services, Inc.	25,362	6,011,301
Saia, Inc.(a)	11,458	4,691,364
Watsco, Inc.	11,142	5,619,245
WW Grainger, Inc.	4,918	5,022,311
		52,670,863
Insurance — 7.8%
Arthur J Gallagher & Co.	18,415	6,219,482
Brown & Brown, Inc.	51,544	6,110,026
Marsh & McLennan Cos, Inc.	24,916	5,926,021
Primerica, Inc.	19,203	5,568,870
		23,824,399
Materials — 5.1%
Air Products and Chemicals, Inc.	17,430	5,510,494
Avery Dennison Corp.	28,009	5,264,852
Carlisle Cos., Inc.	14,066	4,793,130
		15,568,476
Media — 1.5%
Alphabet, Inc. - Class C	27,102	4,667,506
Retail & Wholesale - Discretionary — 3.5%
The TJX Companies, Inc.	43,680	5,449,517
Tractor Supply Co.	96,325	5,331,588
		10,781,105
Software & Tech Services — 10.3%
Accenture PLC - Class A	15,042	5,242,137
Amdocs Ltd.	62,903	5,488,287
CACI International, Inc. - Class A(a)	11,765	3,939,510
Leidos Holdings, Inc.	34,542	4,489,424
Roper Technologies, Inc.	10,264	5,999,308
SS&C Technologies Holdings, Inc.	69,606	6,198,414
		31,357,080

The accompanying notes are an integral part of these financial statements.

1

Running Oak Efficient Growth ETF
Schedule of Investments(Cont’d)
February 28, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — (Continued)
Tech Hardware & Semiconductors — 1.9%
Teledyne Technologies, Inc.(a)	11,428	$5,885,649
TOTAL COMMON STOCKS (Cost $285,338,517)		298,634,482
SHORT-TERM INVESTMENTS — 2.0%
Money Market Funds - 2.0%
First American Government Obligations Fund - Class X, 4.29%(b)	3,085,509	3,085,509
First American Treasury Obligations Fund - Class X, 4.28%(b)	3,085,509	3,085,509
TOTAL SHORT-TERM INVESTMENTS (Cost $6,171,018)		6,171,018
TOTAL INVESTMENTS — 100.0% (Cost $291,509,535)		304,805,500
Other Assets in Excess of Liabilities – 0.0%(c)		143,437
TOTAL NET ASSETS — 100.0%		$304,948,937

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

2

Running Oak Efficient Growth ETF
Statement of Assets and Liabilities
February 28, 2025 (Unaudited)

ASSETS:
Investments at cost	$291,509,535
Investments at value	$304,805,500
Receivable for Fund shares sold	3,329,768
Interest and dividends receivable	203,859
Total assets	308,339,127
LIABILITIES:
Payable for investments purchased	2,433,378
Payable to Adviser	129,379
Total liabilities	2,562,757
Net Assets	$305,776,370
NET ASSETS CONSIST OF:
Paid in capital	$285,205,279
Total accumulated gains	19,743,658
Net Assets	$304,948,937
Shares issued and outstanding, $0 par value, unlimited shares authorized	9,131,000
Net Asset Value, Redemption Price and Offering Price Per Share	$33.40

The accompanying notes are an integral part of these financial statements.

3

Running Oak Efficient Growth ETF
Statement of Operations

For the Six Months Ended February 28, 2025 (Unaudited)
INVESTMENT INCOME:
Dividend income	$1,263,066
Interest income	112,374
Foreign withholding tax	(3,676)
Total investment income	1,371,764
EXPENSES:
Investment advisory fees	708,622
Total expenses	708,622
Net Investment Gain	663,142
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(1,648,612)
In-kind redemptions	7,776,345
Change in net unrealized appreciation/depreciation on:
Investments	(4,437,229)
Net Realized and Unrealized Gain on Investments	1,690,504
Net Increase in Net Assets Resulting from Operations	$2,353,646

The accompanying notes are an integral part of these financial statements.

4

Running Oak Efficient Growth ETF
Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2025 (Unaudited)	For the Year Ended August 31, 2024
OPERATIONS:
Net investment gain	$663,142	$752,033
Net realized gain (loss) on:
Investments	(1,648,612)	(365,835)
In-kind redemptions	7,776,345	10,046,198
Change in net unrealized appreciation/depreciation on:
Investments	(4,437,229)	17,393,589
Net Increase in Net Assets Resulting from Operations	2,353,646	27,825,985
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(1,021,572)	(246,233.00)
Net Decrease in Net Assets Resulting from Distributions Paid	(1,021,572)	(246,233)
CAPITAL SHARE TRANSACTIONS:
Shares sold	149,280,983	166,907,755
Shares redeemed	(38,861,233)	(50,537,930)
Net Increase in Net assets Resulting from Capital Share Transactions	110,419,750	116,369,825
Total Increase in Net Assets	111,751,824	143,949,577
NET ASSETS:
Beginning of Period/Year	193,197,113	49,247,536
End of Period/Year	$304,948,937	$193,197,113
TRANSACTIONS IN SHARES:
Shares sold	4,425,000	1,931,000
Shares redeemed	(1,175,000)	(75,000)
Net Increase in Shares Outstanding	3,250,000	1,856,000

The accompanying notes are an integral part of these financial statements.

5

Running Oak Efficient Growth ETF
Financial Highlights

Selected Data and Ratios (for a share outstanding throughout the Period/Year)

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	Period Ended August 31, 2023(1)
Net Asset Value, Beginning of period/year	$32.85	$26.53	$25.23
GAIN FROM INVESTMENT OPERATIONS:
Net investment gain(2)	0.09	0.19	0.05
Net realized and unrealized gain on investments	0.51	6.22	1.25
Total Gain from Investment Operations	0.60	6.41	1.30
LESS DISTRIBUTIONS:
From net investment income	(0.05)	(0.08)	—
From net realized gain on investments	—	(0.01)	—
Total Distributions	(0.05)	(0.09)	0.00
Net Asset Value, End of Period/Year	$33.40	$32.85	$26.53
Total Return
Net Asset Value(3)	2.06%(5)	24.22%	5.18% (5)
Market Value(4)	2.07%(5)	24.22%	5.25% (5)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period/year (in thousands)	$304,949	$193,197	$49,248
Ratio of expenses to average net assets	0.58%(6)	0.58%	0.58%(6)
Ratio of net investment income to average net assets	0.54%(6)	0.64%	0.78%(6)
Portfolio turnover rate(7)	10%(5)	3%	6%(5)

(1)	Commencement of investment operations on June 7, 2023.
(2)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(3)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(4)
Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the midpoint of the bid/ask spread at 4:00 p.m. from the Nasdaq Stock Market LLC. Market value returns may vary from net asset value returns.

(5)	Not annualized.
(6)	Annualized.
(7)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

6

Running Oak Efficient Growth ETF
Notes to Financial Statements
February 28, 2025 (Unaudited)
1. Organization
Running Oak Efficient Growth ETF (the “Fund”) is a non-diversified series of Strategic Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Running Oak Capital, LLC (the “Adviser”) serves as the investment adviser to the Fund. The inception date of the Fund was June 7, 2023. The Fund is in an actively managed exchanged-traded fund (“ETF”). The offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The investment objective of the Fund is to seek long-term growth of capital.
2. Share Transactions
The Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All Shares of the Fund have equal rights and privileges. The Shares of the Fund are listed and traded on the Nasdaq Stock Market LLC. The market price of the Fund may be different from its net asset value (“NAV”).
The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, typically 25,000 Shares, called “Creation Units”. Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, Shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company and, in each case, must have executed a Participant Agreement with the Fund’s distributor, Foreside Fund Services, LLC (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units, therefore they will be unable to purchase or redeem shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.
A fixed purchase (i.e., creation) transaction fee, or redemption transaction fee, payable to the Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units or with the redemption of Creation Units. The standard fixed creation and redemption transaction fee for the Fund is $300.
In addition, a variable fee, payable to the Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases or redemptions, non-standard orders, or partial cash purchase or redemptions (when cash redemptions are available) of Creation Units.
3. In-Kind Contributions
As part of the Fund’s inception on June 7, 2023, certain securities of accounts managed by the Adviser were exchanged, at fair value, as in-kind transfers to the Running Oak Efficient Growth ETF. The securities were recorded at their current value to align the Fund’s performance with ongoing financial reporting. The in-kind transfers were not taxable events under relevant provisions of the Internal Revenue Code, and therefore the historical cost basis of those investments was carried forward. The total fair value of the in-kind transfers, included in proceeds from shares issued on the accompanying Statements of Changes in Net Assets, was $2,038,436 (not including any cash balances transferred). The historical cost of the contributed investments was $1,911,592, which was carried forward to align the ongoing reporting of realized and unrealized gains and losses for tax purposes.
As a result of the in-kind contribution, the Fund issued 81,000 shares at $25.23 per share net asset value.
4. Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

7

Running Oak Efficient Growth ETF
Notes to Financial Statements(Cont’d)
February 28, 2025 (Unaudited)
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities and the reported amounts of increases and decreases in net assets from operations during the reporting period at the date of the financial statements. Actual results could differ from those estimates.
(a) Investment Valuation. The NAV per share of the Fund is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. The Fund’s NAV per share is computed by dividing the Fund’s net assets by the number of shares outstanding. When calculating the NAV of the Fund’s shares, securities held by the Fund are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter (“OTC”) securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price or if the last sale price is unavailable, OTC securities are valued at the mean between last bid and ask, as quoted. If an ask price for an OTC security is unavailable, last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.
The Board of Trustees (the “Board”) has approved valuation procedures for the Fund (the “Valuation Procedures”), which will be used for determining fair value of any Fund investments for which market quotations are not readily available. The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act and in conjunction with FASB’s Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures. The Board has designated the Adviser as the valuation designee of the Fund. As valuation designee, the Adviser performs the fair value determination relating to any and all Fund investments, subject to the conditions and oversight requirements described in the Valuation Procedures. The Adviser may consult with representatives from outside legal counsel or other third-party consultants in their discussions and deliberations. Fair valuations may be used in a variety of circumstances, including but not limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security.
The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
Level 1 — Unadjusted quoted prices in active markets for identical assets.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8

Running Oak Efficient Growth ETF
Notes to Financial Statements(Cont’d)
February 28, 2025 (Unaudited)
The following is a summary of inputs used to value the Fund’s investments as of February 28, 2025:
Running Oak Efficient Growth ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$298,634,482	$ —	$ —	$298,634,482
Money Market Funds	6,171,018	—	—	6,171,018
Total	$304,805,500	$—	$—	$304,805,500

(a)	See the Fund’s Schedule of Investments for sector classifications.
During the six months ended February 28, 2025, there were no transfers into or out of any levels in the Fund.
(b) Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities, income and expense are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments shown in the Statement of Operations. For securities which are subject to foreign withholding tax upon disposition, realized and unrealized gain or loss on such securities are recorded net of foreign withholding tax.
The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
(c) Federal Income Taxes. The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.
Management evaluates the Fund’s tax position to determine if the tax position taken meets the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Management has analyzed the Fund’s tax position taken on federal, state and local income tax returns for all open tax years, and has concluded that no provisions for federal, state and local income tax are required in any of the Fund’s financial statements. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(d) Foreign Taxes. The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
(e) Investment Transactions and Investment Income. Investment transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recognized on a daily accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities using the effective interest method.

9

Running Oak Efficient Growth ETF
Notes to Financial Statements(Cont’d)
February 28, 2025 (Unaudited)
(f) Distribution of Income and Gains. Distributions to shareholders from net investment income, if any, are declared and paid annually. Distributions from net realized gains, if any, are declared and paid at least annually for the Fund. All short-term capital gains are included in ordinary income for tax purposes. Distributions are recorded on the ex-dividend date.
(g) Organizational and Offering Costs. The Adviser has agreed to bear all organizational and offering costs for the Fund, and these costs will not be subject to future recoupment.
(h) Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. See Note 8 for a summary of reclassifications made for the year ended August 31, 2024.
(i) New Accounting Pronouncement. In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted. Management has evaluated the impact of adopting this guidance with respect to the financial statements and disclosures and determined there is no impact for the Fund.
5. Investment Advisory and Other Agreements
Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides management services to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. For its services, the Fund pays the Adviser an advisory fee, based on the average daily net assets of the Fund at the following annual rates:

Fund	Advisory Fee
Running Oak Efficient Growth ETF	0.58%

Advisory fees are accrued daily and paid monthly. The advisory fee is a unitary fee, whereby the Adviser has agreed to pay substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, sub-fund administration, legal, audit and other services. The Adviser is not responsible for, and the Fund will bear the cost of the fees paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
Strategic Services LLC (“Strategic Services”), serves as administrator for the Fund pursuant to a Fund Administration agreement between the Trust and Strategic Services. Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.
U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as sub-administrator to the Fund pursuant to a Sub-Administration Servicing Agreement between Strategic Services and Fund Services on behalf of the Trust. Strategic Services pays the sub-administration fees pursuant to the terms of the Sub-Administration Servicing Agreement.
Fund Services serves as the transfer agent and fund accountant for the Fund. Pursuant to a Transfer Agent Servicing Agreement and a Fund Accounting Servicing Agreement, each between the Trust and Fund Services, Fund Services

10

Running Oak Efficient Growth ETF
Notes to Financial Statements(Cont’d)
February 28, 2025 (Unaudited)
provides the Trust with transfer agency and accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund services, serves as the Fund’s custodian (the “Custodian”). Fees payable to Fund Services (as transfer agent and fund accountant) and the Custodian under these agreements are paid by the Adviser under the terms of the Advisory Agreement.
Foreside Fund Services, LLC (the “Distributor) serves as the distributor of Creation Units for the Fund. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described under “Organization” above. The Distributor does not maintain a secondary market in Shares. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.
The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of a Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.
Pursuant to a Principal Financial Officer Services Agreement between the Trust and QRF Business Solutions, Jim Niemie serves as Treasurer and Principal Financial Officer of the Trust.
Prior to October 3, 2024, pursuant to an agreement between the Trust and Tidal ETF Services, LLC (“Tidal”) an employee of Tidal served as Chief Compliance Officer and Anti-Money Laundering Compliance Officer of the Trust. Effective October 3, 2024, Gregory Shinnick was appointed to serve as Trust Chief Compliance Officer and Anti-Money Laundering Compliance Officer, pursuant to a Compliance Services Agreement between the Trust and Strategic Services LLC.
6. Related Parties
At February 28, 2025, certain Officers and a Trustee of the Trust were also officers or employees of Strategic Services.
7. Investment Transactions
For the six months ended February 28, 2025, the cost of purchases and proceeds from sales of investment securities, other than in-kind purchases and sales and short-term investments were as follows:

Fund	Purchases	Sales
Running Oak Efficient Growth ETF	$27,370,857	$ 23,918,423

For the six-months ended February 28, 2025, the cost of in-kind purchases and proceeds from in-kind redemptions were as follows:

Fund	Purchases	Sales
Running Oak Efficient Growth ETF	$142,124,664	$38,290,965

8. Distributions to Shareholders and Other Income Tax Information
The tax character of distributions paid during the six months ended February 28, 2025 were as follows:

	Six Months Ended February 28, 2025
	Ordinary Income(1)	Long Term Capital Gain	Total Distributions
Running Oak Efficient Growth ETF	$1,021,572	$ —	$1,021,572

(1)	For Federal Income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

11

Running Oak Efficient Growth ETF
Notes to Financial Statements(Cont’d)
February 28, 2025 (Unaudited)
At August 31, 2024, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis for the Fund were as follows:

Running Oak Efficient Growth ETF
Cost of investments	$175,243,847
Gross unrealized appreciation	$20,102,110
Gross unrealized depreciation	(2,176,924)
Net unrealized appreciation	17,925,186
Undistributed ordinary income	573,124
Undistributed long-term capital gain	—
Other accumulated gain/(loss)	(86,726)
Total distributable earnings	$18,411,584

The differences between book-basis and tax-basis cost of investments are primarily attributable to wash sales.
At August 31, 2024, permanent book/tax reclassifications resulted in increases/(decreases) to the components of net assets as follows:

Fund	Total Distributable Earnings	Paid in Capital
Running Oak Efficient Growth ETF	$(9,789,352)	$9,789,352

Reclassifications are primarily due to differing book and tax treatments for in-kind transactions.
At August 31, 2024, for Federal income tax purposes, the Fund had $86,726 in short-term capital loss carryforwards with no expiration available to offset future capital gains.
9. Principal Risks
As with any investment, you could lose all or part of your investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. This is not a complete list of risks that may affect the Fund. A more complete description of principal risks for the Fund is included in its Prospectus.
General Risk. An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions. An investor in the Fund could lose money over short or long periods of time.
Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Fund Shares, potentially resulting in financial losses to the Fund and its shareholders.
Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security

12

Running Oak Efficient Growth ETF
Notes to Financial Statements(Cont’d)
February 28, 2025 (Unaudited)
and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. It is unknown how long circumstances related to the COVID-19 pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.
Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues (such as the global pandemic caused by the COVID-19 virus), recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
Mid- and Small-Capitalization Investing Risk. The Fund may invest in the securities of mid- and small-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid- and small-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.
Foreign Investment Risk. Returns on investments in foreign stocks could be more volatile than, or trail the returns on, investments in U.S. stocks. Since foreign exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
•
Currency Risk. Indirect and direct exposure to foreign currencies subjects the Fund to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

•	Depositary Receipts Risk. The Fund may invest in depositary receipts. Investment in depositary receipts may be less liquid than the underlying shares in their primary trading market.

13

Running Oak Efficient Growth ETF
Notes to Financial Statements(Cont’d)
February 28, 2025 (Unaudited)
•
Foreign Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time.

•
Foreign Securities Risk. The Fund invests a significant portion of its assets directly in securities of issuers based outside of the U.S., or in depositary receipts that represent such securities. Investments in securities of non-U.S. issuers involve certain risks that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may also be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers.

•
Political and Economic Risk. The Fund is subject to foreign political and economic risk not associated with U.S. investments, meaning that political events, social and economic events and natural disasters occurring in a country where the Fund invests could cause the Fund’s investments in that country to experience gains or losses. The Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

•	Privatization Risk. Several foreign countries in which the Fund invests have begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.
Depositary Receipt Risk. Depositary Receipts involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary Receipts listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When a Fund invests in Depositary Receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the Depositary Receipts may not provide a return that corresponds precisely with that of the Underlying Shares.
ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
•
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

14

Running Oak Efficient Growth ETF
Notes to Financial Statements(Cont’d)
February 28, 2025 (Unaudited)
•
Trading. Although Shares are listed for trading on either the Nasdaq Stock Market LLC or the NYSE Arca, Inc. (individually or collectively, the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

Limited Operating History Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
New Adviser Risk. The Adviser has only recently begun serving as an investment adviser to ETFs. As a result, investors do not have a long-term track record of managing an ETF from which to judge the Adviser, and the Adviser may not achieve the intended result in managing the Fund.
Non-Diversification Risk. Although the Fund intend to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Temporary Defensive Positions Risk. If the Fund takes a temporary defensive position, it may invest all or a large portion of its assets in cash and/or cash equivalents. If the Fund takes a temporary defensive position, it may not achieve its investment objective.
10. Guarantees and Indemnifications
In the normal course of business, the Trust, on behalf of the Fund, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. The Adviser is of the view that the risk of loss to the Fund in connection with the Fund indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.
11. Subsequent Events
Effective March 28, 2025, Ultimus Fund Solutions, LLC replaced U.S. Bank Global Fund Services as the Fund’s sub-administrator and Fund accountant and State Street Bank and Trust Company replaced U.S. Bank Global Fund Services as the Fund’s transfer agent and replaced U.S. Bank National Association as the Fund’s custodian. Additionally, effective March 28, 2025, the Fund’s fixed creation transaction fee was reduced from $300 to $200, and the Fund’s fixed redemption transaction fee was reduced from $300 to $200. The Fund’s management has evaluated these changes and determined that they will not have a material impact on the Fund’s financial statements as of February 28, 2025.

15

Running Oak Efficient Growth ETF
Additional Information (Unaudited)
Disclosure of Portfolio Holdings
Strategic Trust files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. Part F of Form N-PORT is available on the SEC’s website at www.sec.gov. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.runningoaketfs.com.
Proxy Voting Policies and Procedures
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-800-658-1070, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.runningoaketfs.com/fund.
The Fund’s proxy voting records is required to be filed with the SEC on Form N-PX for its most recent 12-month period ending June 30.

16

Strategic Trust
Privacy Policy (Unaudited)
NOTICE OF PRIVACY POLICY AND PRACTICES

FACTS	WHAT DOES THE STRATEGIC TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Name, Address, Social Security number
• Proprietary information regarding your beneficiaries
• Information regarding your earned wages and other sources of income
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Strategic Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes - to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates to support everyday business functions - information about your transactions supported by law	No	We don’t share
For our affiliates’ everyday business purposes - Information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions? Call us at: 917.363.8224

Who are we
Who is providing this notice?	Strategic Trust
What we do
How does Strategic Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Why does Strategic Trust collect my personal information?
We collect your personal information, for example
• To know investors’ identities and thereby prevent unauthorized access to confidential information;
• Design and improve the products and services we offer to investors;
• Comply with the laws and regulations that govern us.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates’ everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for non-affiliates to market to youState laws and individual companies may give you additional rights to limit sharing.

17

Strategic Trust
Privacy Policy (Unaudited)(Cont’d)

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • Strategic Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Strategic Trust does not share with non-affiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Strategic Trust does not jointly market.

18

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed Herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Strategic Trust

By (Signature and Title)	/s/ Kevin Kelly
Kevin Kelly, Principal Executive Officer

Date	4/18/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kevin Kelly
Kevin Kelly, Principal Executive Officer

Date	4/18/2025

By (Signature and Title)	/s/ Jim Niemie
Jim Niemie, Principal Financial Officer

Date	4/18/2025

* Print the name and title of each signing officer under his or her signature.